Schedule of provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 141	$ 111
Provisions, current	5	16
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	106	91
Provisions, current		12
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	19	19
Provisions, current	2	2
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	15	1
Provisions, current	3	2
Other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 1